Share-based payment arrangements - Significant Subsidiary Plan - Karuna 2009 Plan (Details)	2 Months Ended	12 Months Ended
	Mar. 15, 2019 USD ($) shares	Dec. 31, 2020 USD ($) yr $ / shares	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2018 USD ($) yr $ / shares	Dec. 31, 2009 shares
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr		6.11	5.81	6.08
Expected volatility		41.25%	35.68%	44.18%
Risk-free interest rate		0.53%	1.85%	2.79%
Expected dividend yield		$ 0	$ 0	$ 0
Grant date fair value		$ 1.72	$ 2.23	$ 0.96
Share price at grant date | $ / shares		$ 4.30	$ 2.57	$ 2.05
Share-based payment expense		$ 10,718,000	$ 14,468,000	$ 12,637,000
Karuna [Member]
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr		0	0	6.07
Expected volatility		0.00%	0.00%	50.28%
Risk-free interest rate		0.00%	0.00%	1.95%
Expected dividend yield		$ 0	$ 0	$ 0
Grant date fair value		$ 0	$ 0	$ 3.51
Share price at grant date | $ / shares		$ 0	$ 0	$ 7.08
Karuna [Member] | Stock Incentive Plan [Member]
Significant Subsidiary Plan [Line Items]
Share approved for issuance | shares					1,000,000
Shares remaining available for issuance | shares	106,865
Share-based payment expense	$ 1,200,000			$ 1,900,000